Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended		12 Months Ended
	Aug. 19, 2019	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Dec. 31, 2022
Related Party [Member]
Other liabilities										$ 147,120	$ 3,947
Titan Pharmaceuticals Inc [Member]
Unsecured promissory note					$ 250,000
Proceeds from promissory note				$ 500,000	$ 500,000
Share price			$ 10.00
Purchase price			$ 9,500,000
Cash			5,000,000.0			$ 2,000,000.0
Promissory note			$ 4,500,000
Payments of fees						7,538	$ 11,138	$ 13,000	$ 109,000
Receivables, net									46,000			$ 36,000
Advances						170,000	$ 14,000	62,000
Titan Pharmaceuticals Inc [Member] | BKSE [Member]
Receivables, net								62,000
Titan Pharmaceuticals Inc [Member] | Black Titan [Member]
Receivables, net						232,000		$ 62,000
Advances						$ 170,000
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Conversion of stock, shares converted	150,087
Shares issued, shares			950,000
Share price			$ 10.00
Titan Pharmaceuticals Inc [Member] | Lazar Promissory Note [Member]
Interest accrued rate					Prime Rate + 2.00% per annum
Conversion of stock, amount converted		$ 4,511,000
Conversion of stock, shares converted		54,132